BUSINESS COMBINATIONS - Acquisition of Giant Monkey Robot (Details) - USD ($) $ in Thousands			12 Months Ended
	Jun. 30, 2021	Nov. 10, 2020	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Loss on remeasurement of contingent consideration			$ 204
Giant Monkey Robot
Disclosure of detailed information about business combination [line items]
Closing payment		$ 4,000
Payment to be transferred directly at the closing date		$ 1,123
Period prior to applicable date of share issuance		60 days
Deferred payment subject to achievement of specific targets		$ 4,500
Closing payment paid		$ 4,248
Payment for contingent consideration	$ 2,547
Loss on remeasurement of contingent consideration			$ 1,407